Retirement and Severance Benefits (Plan assets that are measured at fair value) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended				12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009	Mar. 31, 2008	Mar. 31, 2011 Government Debt Securities [Member] Overseas-listed stocks [Member]	Mar. 31, 2011 Corporate Debt Securities [Member] Overseas-listed stocks [Member]	Mar. 31, 2010 Corporate Debt Securities [Member] Overseas-listed stocks [Member]	Mar. 31, 2011 Overseas-listed stocks [Member]	Mar. 31, 2011 Government Debt Securities [Member] Japan-listed stocks [Member]	Mar. 31, 2010 Government Debt Securities [Member] Japan-listed stocks [Member]	Mar. 31, 2011 Corporate Debt Securities [Member] Japan-listed stocks [Member]	Mar. 31, 2010 Corporate Debt Securities [Member] Japan-listed stocks [Member]	Mar. 31, 2011 Japan-listed stocks [Member]	Mar. 31, 2010 Japan-listed stocks [Member]	Mar. 31, 2011 Stock Compensation Plan [Member]	Mar. 31, 2011 Government Debt Securities [Member]	Mar. 31, 2010 Government Debt Securities [Member]	Mar. 31, 2011 Corporate Debt Securities [Member]	Mar. 31, 2010 Corporate Debt Securities [Member]	Mar. 31, 2011 Other Assets [Member]	Mar. 31, 2010 Other Assets [Member]	Mar. 31, 2011 Total Plan Assets [Member]		Mar. 31, 2010 Total Plan Assets [Member]		Mar. 31, 2011 Level 1 [Member]		Mar. 31, 2010 Level 1 [Member]		Mar. 31, 2011 Level 2 [Member]		Mar. 31, 2010 Level 2 [Member]		Mar. 31, 2011 Level 3 [Member]		Mar. 31, 2010 Level 3 [Member]		Mar. 31, 2009 Level 3 [Member]
Equity securities																						¥ 112,808	[1]	¥ 132,255	[1]	¥ 108,888	[1]	¥ 131,264	[1]	¥ 3,920	[1]	¥ 991	[1]		[1]		[1]
Government and municipal debt securities																						118,165	[2]	190,906	[2]	113,182	[2]	183,077	[2]	4,983	[2]	7,829	[2]		[2]		[2]
Corporate and other debt securities																						62,148	[3]	50,770	[3]		[3]		[3]	31,048	[3]	31,277	[3]	31,100	[3]	19,493	[3]
Hedge funds																						55,359	[4]	57,642	[4]		[4]		[4]	13,014	[4]	8,256	[4]	42,345	[4]	49,386	[4]
Securitization products																						34,087	[5]	29,262	[5]		[5]		[5]		[5]		[5]	34,087	[5]	29,262	[5]
Cash and cash equivalents	554,810	577,584	807,926	560,960																		25,457		20,038		25,457		20,038
Life insurance company general accounts																						116,558	[6]	85,298	[6]		[6]		[6]	116,558	[6]	85,298	[6]		[6]		[6]
Commingled funds																						703,279	[7]	661,672	[7]		[7]		[7]	666,127	[7]	624,190	[7]	37,152	[7]	37,482	[7]
Other																						47,864		41,290		37,240		26,857		6,974		9,511		3,650		4,922
Defined Benefit Plan, Fair Value of Plan Assets																						¥ 1,275,725		¥ 1,269,133		¥ 284,767		¥ 361,236		¥ 842,624		¥ 767,352		¥ 148,334		¥ 140,545		¥ 154,260
Defined Benefit Plan, Target Allocation Percentage of Assets, Equity Securities	30.00%							25.00%					75.00%	85.00%
Defined Benefit Plan, Target Allocation Percentage of Assets, Debt Securities	45.00%				20.00%	75.00%	70.00%		80.00%	80.00%	25.00%	30.00%
Defined Benefit Plan, Target Allocation Percentage of Assets, Commingled															35.00%	40.00%	35.00%	10.00%	10.00%	15.00%	20.00%

[1]	Approximately 75 percent and 85 percent of equity securities are invested in Japan-listed stocks as of March 31, 2011 and 2010, respectively. Approximately 25 percent and 15 percent of equity securities are invested in stocks listed overseas as of March 31, 2011 and 2010, respectively. Equity securities are primarily valued at quoted market prices.
[2]	Approximately 80 percent of government and municipal debt securities are invested in bonds issued in Japan and primarily consist of Japanese government bonds as of March 31, 2011 and 2010. Approximately 20 percent of government and municipal debt securities are invested in bonds issued in overseas markets and primarily consist of foreign government bonds as of March 31, 2011 and 2010. Government and municipal debt securities are primarily valued at prices provided by the securities industry, the industrial associations in each country, or prices which are calculated on the basis of market interest rates.
[3]	Approximately 25 percent and 30 percent of corporate and other debt securities are invested in bonds issued in Japan as of March 31, 2011 and 2010, respectively. Approximately 75 percent and 70 percent of corporate and other debt securities are invested in bonds issued in overseas markets as of March 31, 2011 and 2010, respectively. Corporate and other debt securities are mainly valued at prices provided by the securities industry, the industrial associations in each country, or prices which are calculated on the basis of market interest rates. If these values are not available, corporate and other debt securities are valued at theoretical prices, taking into consideration the interest rates of government bonds of the related countries, swap interest rates and credit risks.
[4]	Hedge funds are invested primarily in relative value strategy funds, event driven funds, equity long/short funds, and macroeconomic and Commodity Trading Advisor (CTA) funds. Hedge funds are valued using the Net Asset Value (NAV) provided by the administrator of the fund. The NAV is based on the value of the underlying assets owned by the fund, minus its liabilities, and then divided by the number of units outstanding.
[5]	Securitization products are invested primarily in collateralized loan obligations. These investments are valued at prices provided by financial institutions. The Company corroborates the prices, taking into consideration primarily the market values of the underlying loans, the market values of similar debt securities, and the future expected default rates and recovery rates of the collateralized loans.
[6]	Life insurance company general accounts are valued at conversion value at the end of the period.
[7]	Commingled funds represent pooled institutional investments. Approximately 35 percent of commingled funds are invested in listed stocks as of March 31, 2011 and 2010, 40 percent and 35 percent in government and municipal debt securities as of March 31, 2011 and 2010, respectively, 10 percent in corporate and other debt securities as of March 31, 2011 and 2010, and 15 percent and 20 percent in other assets as of March 31, 2011 and 2010, respectively. Commingled funds are valued at their NAV provided by the administrators of the funds, which are based on the value of the underlying assets owned by the funds, divided by the number of units outstanding.